Employee Benefit Plan, Related-Party Transactions and Party-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related party transactions and party-in-interest [Text Block]	Related Party Transactions and Party-in-Interest
The Plan allows participants to invest in Company common stock within the Wells Fargo ESOP Fund. The Plan’s investment in the Company’s common stock was $11,995,367,786 and $10,218,099,891 as of December 31, 2025 and 2024, respectively. During 2025, the Company paid $234,678,705 to the participants for dividends on common stocks held directly.
The Plan engaged in transactions involving acquisition or disposition of units of participation in certain investments managed by a subsidiary of Allspring Global Investments, LLC (“Allspring”). The Company has a noncontrolling interest in Allspring, which may be considered a party-in-interest with respect to the Plan. Additionally, the Stable Value Fund manager is a subsidiary of Allspring and the Company pays the investment management fees of such affiliate that are associated with the Stable Value Fund.
Such transactions, even if considered parties-in-interest transactions under ERISA regulations, are covered by an exemption from the “prohibited transaction” provisions of ERISA and the IRC.